SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2013
Supplemental Cash Flow Elements [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION

18. SUPPLEMENTAL CASH FLOW INFORMATION

The following table summarizes, in thousands, supplemental information about our cash flows for the years ended December 31, 2013, 2012 and 2011:

	Year Ended December 31,
	2013	2012	2011
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest	$220,730	$262,216	$243,825
Cash paid for income taxes, net of refunds of $6,401, $ 5,546 and $8,069	$68,338	$82,407	$28,934
SUPPLEMENTAL DISCLOSURE OF NONCASH INVESTING ACTIVITIES:
Acquisition of property through accounts payable commitments	$17,772	$18,471	$15,531
SUPPLEMENTAL DISCLOSURE OF NONCASH FINANCING ACTIVITIES:
Net settlement of stock options exercised	$644	$9,405	$1,688
Net settlement of shares issued from the deferred compensation plan	$792	$2,231	$—
Conversion of Class L common shares to Class A common shares	$—	$—	$1,675,434